Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis - Mar. 31, 2015 - JPY (¥) ¥ in Thousands	Total
Assets:
Non-marketable securities, equity securities, impairment loss	¥ 29,117
Fair Value, Measurements, Nonrecurring [Member]
Assets:
Non-marketable securities, equity securities, impairment loss	29,117
Fair Value, Inputs, Level 3 [Member]
Assets:
Non-marketable securities, equity securities, fair value	2,435
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets:
Non-marketable securities, equity securities, fair value	¥ 2,435